LAND USE RIGHT, NET (Tables)	6 Months Ended
Jun. 30, 2026
Land Use Right Net
SUMMARY OF LAND USE RIGHT, NET
	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB
		(unaudited)
Land use right	63,618	63,618
Less: accumulated amortization	(6,987)	(7,623)
Land use right, net	56,631	55,995

SCHEDULE OF ESTIMATED FUTURE AMORTIZATION EXPENSE FOR LAND USE RIGHTS

The estimated future amortization expense for land use rights as of June 30, 2026 is as follows:

RMB
Remaining in fiscal year 2026	637
2027	1,273
2028	1,273
2029	1,273
2030	1,273
Thereafter	50,266
Total	55,995